Equity-Based Compensation - Equity-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 5,611	$ 555	$ 490
Unrecognized Equity-Based Compensation Expense Related to Outstanding Awards (in thousands)	19,373
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	1,771	555	490
Unrecognized Equity-Based Compensation Expense Related to Outstanding Awards (in thousands)	$ 6,647
Remaining Weighted-Average Amortization Period (in years)	3 years 6 months
Restricted Stock Units and Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 2,662	0	0
Unrecognized Equity-Based Compensation Expense Related to Outstanding Awards (in thousands)	$ 6,871
Remaining Weighted-Average Amortization Period (in years)	2 years 8 months
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 1,178	$ 0	$ 0
Unrecognized Equity-Based Compensation Expense Related to Outstanding Awards (in thousands)	$ 5,855
Remaining Weighted-Average Amortization Period (in years)	4 years